Income Tax Expense	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax Expense
31.	Income Tax Expense

(1)	Income tax expenses for the years ended December 31, 2017, 2016 and 2015 consist of the following:

(In millions of won)
	2017		2016	2015
Current tax expense
Current year	￦	424,773	473,543	417,022
Current tax of prior years(*)		(105,158)	(11,925)	(4,124)

		319,615	461,618	412,898

Deferred tax expense
Changes in net deferred tax assets		426,039	(25,580)	106,399
Others (tax rate differences, etc.)		—	—	183

Income tax expense	￦	745,654	436,038	519,480

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

(2)	The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2017, 2016 and 2015 is attributable to the following:

(In millions of won)
	2017		2016	2015
Income taxes at statutory income tax rate	￦	823,124	506,804	492,096
Non-taxable income		(40,080)	(38,989)	(85,589)
Non-deductible expenses		31,285	52,648	44,770
Tax credit and tax reduction		(34,300)	(29,484)	(25,756)
Changes in unrecognized deferred taxes		31,857	(84,276)	83,623
Others (income tax refund, etc.)(*)		(66,232)	29,335	10,336

Income tax expense	￦	745,654	436,038	519,480

(*)	Based on the amendment to Korean Tax Law that was enacted in 2017, the income tax rate for taxable income in excess of ￦300,000 million is changed from 24.2% to 27.5%, which will be effective from January 1, 2018. The Group remeasured deferred tax assets and liabilities as a result of this rate change.

Tax rates applied for the above taxable income for the years ended December 31, 2017, 2016 and 2015 are corporate income tax rates applied to taxable income in the Republic of Korea, in which the Parent Company is located.

(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Valuation gain (loss) on available-for-sale financial assets	￦	(55,883)	82,993	2,461
Share of other comprehensive income (loss) of associates		(260)	2	(63)
Valuation gain (loss) on derivatives		(3,019)	4,454	(448)
Remeasurement of defined benefit liabilities		1,618	3,174	2,719

	￦	(57,544)	90,623	4,669

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Others	Ending
Deferred tax assets (liabilities) related to temporary differences:
Allowance for doubtful accounts	￦	61,911	5,091	—	—	67,002
Accrued interest income		(616)	(1,851)	—	—	(2,467)
Available-for-sale financial assets		101,472	8,192	(55,883)	—	53,781
Investments in subsidiaries, associates and joint ventures		(476,098)	(461,271)	(260)	—	(937,629)
Property and equipment (depreciation)		(253,323)	17,980	—	—	(235,343)
Provisions		7,448	(5,136)	—	—	2,312
Retirement benefit obligation		35,505	1,237	1,618	—	38,360
Valuation gain on derivatives		28,975	—	(3,019)	—	25,956
Gain or loss on foreign currency translation		19,369	2,562	—	—	21,931
Reserve for research and manpower development		(4,775)	2,388	—	—	(2,387)
Goodwill		3,105	(938)	—	—	2,167
Others		34,911	(29,248)	—	(2,324)	3,339

		(442,116)	(460,994)	(57,544)	(2,324)	(962,978)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards
Tax loss carryforwards		37,462	34,955	—	—	72,417

	￦	(404,654)	(426,039)	(57,544)	(2,324)	(890,561)

(In millions of won)
	2016
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Ending
Deferred tax assets (liabilities) related to temporary differences:
Allowance for doubtful accounts	￦	59,957	1,954	—	61,911
Accrued interest income		(2,567)	1,951	—	(616)
Available-for-sale financial assets		30,365	(11,886)	82,993	101,472
Investments in subsidiaries, associates and joint ventures		(355,273)	(120,827)	2	(476,098)
Property and equipment (depreciation)		(327,572)	74,249	—	(253,323)
Provisions		2,485	4,963	—	7,448
Retirement benefit obligation		28,327	4,004	3,174	35,505
Valuation gain on derivatives		24,521	—	4,454	28,975
Gain or loss on foreign currency translation		19,517	(148)	—	19,369
Reserve for research and manpower development		(7,162)	2,387	—	(4,775)
Goodwill		3,713	(608)	—	3,105
Unearned revenue (activation fees)		2,065	(2,065)	—	—
Others		(23,782)	58,693	—	34,911

		(545,406)	12,667	90,623	(442,116)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards
Tax loss carryforwards		24,549	12,913	—	37,462

	￦	(520,857)	25,580	90,623	(404,654)

(5)	Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets, in the consolidated statements of financial position as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Allowance for doubtful accounts	￦	88,521	165,935
Investments in subsidiaries, associates and joint ventures		168,268	228,025
Other temporary differences		425,653	320,260
Unused tax loss carryforwards		921,309	755,050
Unused tax credit carryforwards		4,092	1,211

(6)	The amount of unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets as of December 31, 2017 are expiring within:

(In millions of won)
	Unused tax loss carryforwards		Unused tax credit carryforwards
Less than 1 year	￦	—	869
1 ~ 2 years		7,686	101
2 ~ 3 years		358,237	119
More than 3 years		555,386	3,003

	￦	921,309	4,092